Financial instruments and financial risk management (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets — non-current
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39		€ 1
Carrying amount of assets under IFRS 9			€ 1
Amortised cost | Trade and other payables
Disclosure of financial assets [line items]
Carrying amount of liabilities under IAS 39	€ 85,301	37,072
Carrying amount of liabilities under IFRS 9			15,285
Available for sale | Financial assets — non-current
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	2,596
FVTPL | Financial assets—current
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	1,004,539	283,529
Carrying amount of assets under IFRS 9			168,907
Amortised cost | Research and development incentive receivables — non-current member
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	8,566	4,883
Carrying amount of assets under IFRS 9			3,033
Amortised cost | Restricted cash — non-current
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	630	251
Carrying amount of assets under IFRS 9			256
Amortised cost | Trade and other receivables
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	28,115	2,886
Carrying amount of assets under IFRS 9			2,842
Amortised cost | Prepaid expenses
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	9,022	2,995
Carrying amount of assets under IFRS 9			2,338
Amortised cost | Research and development incentive receivables — current
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	261	301
Carrying amount of assets under IFRS 9			158
Amortised cost | Restricted cash — current
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39		1,692
Carrying amount of assets under IFRS 9			1,692
Amortised cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	€ 331,282	€ 281,040
Carrying amount of assets under IFRS 9			€ 190,867